Consolidated Statement of Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest income
Loans and leases	$ 44,966		$ 50,996		$ 48,703
Debt securities	9,521		11,667		12,947
Federal funds sold and securities borrowed or purchased under agreements to resell	2,147		1,832		2,894
Trading account assets	5,961		6,841		7,944
Other interest income	3,641		4,161		5,428
Total interest income	66,236		75,497		77,916
Interest expense
Deposits	3,002		3,997		7,807
Short-term borrowings	4,599		3,699		5,512
Trading account liabilities	2,212		2,571		2,075
Long-term debt	11,807		13,707		15,413
Total interest expense	21,620		23,974		30,807
Net interest income	44,616		51,523		47,109
Noninterest income
Card income	7,184		8,108		8,353
Service charges	8,094		9,390		11,038
Investment and brokerage services	11,826		11,622		11,919
Investment banking income	5,217		5,520		5,551
Equity investment income	7,360		5,260		10,014
Trading account profits	6,697		10,054		12,235
Mortgage banking income (loss)	(8,830)		2,734		8,791
Insurance income	1,346		2,066		2,760
Gains on sales of debt securities	3,374		2,526		4,723
Other income (loss)	6,869		2,384		(14)
Total other-than-temporary impairment losses	(360)		(2,174)		(3,508)
Less: Portion of other-than-temporary impairment losses recognized in other comprehensive income	61		1,207		672
Net impairment losses recognized in earnings on available-for-sale debt securities	(299)		(967)		(2,836)
Total noninterest income	48,838	[1]	58,697	[1]	72,534	[1]
Total revenue, net of interest expense	93,454	[2]	110,220	[2]	119,643	[2]
Provision for credit losses	13,410	[1]	28,435	[1]	48,570	[1]
Noninterest expense
Personnel	36,965		35,149		31,528
Occupancy	4,748		4,716		4,906
Equipment	2,340		2,452		2,455
Marketing	2,203		1,963		1,933
Professional fees	3,381		2,695		2,281
Amortization of intangibles	1,509	[1]	1,731	[1]	1,978	[1]
Data processing	2,652		2,544		2,500
Telecommunications	1,553		1,416		1,420
Other general operating	21,101		16,222		14,991
Goodwill impairment	3,184	[1]	12,400	[1]	0
Merger and restructuring charges	638		1,820		2,721
Total noninterest expense	80,274		83,108		66,713
Income (loss) before income taxes	(230)		(1,323)		4,360
Income tax expense (benefit)	(1,676)		915		(1,916)
Net income (loss)	1,446	[1]	(2,238)	[1]	6,276	[1]
Preferred stock dividends and accretion	1,361		1,357		8,480
Net income (loss) applicable to common shareholders	$ 85		$ (3,595)		$ (2,204)
Per common share information
Earnings (loss)	$ 0.01		$ (0.37)		$ (0.29)
Diluted earnings (loss)	$ 0.01		$ (0.37)		$ (0.29)
Dividends paid	$ 0.04		$ 0.04		$ 0.04
Average common shares issued and outstanding (in thousands)	10,142,625		9,790,472		7,728,570
Average diluted common shares issued and outstanding (in thousands)	10,254,824		9,790,472		7,728,570

[1]	There were no material intersegment revenues.
[2]	There were no material intercompany revenues between geographic regions for any of the periods presented.